Determination Of Fair Value	12 Months Ended
Dec. 31, 2019
Determination of fair value [Abstract]
Determination Of Fair Value
32.	Determination of fair value

The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e., Stock Exchanges).

Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities. As of December 31, 2019, 2018 and 2017 there were no financial instruments classified as level 3.
Fair values have been assessed for purposes of measurement based on the methods below,
(a) Cash and cash equivalents, Securities purchased under agreements to resell and Securities sold under repurchase agreements
The fair value of cash and cash equivalents, securities purchased under agreements to resell and securities sold under repurchase agreements approximates the carrying amount.
(b) Financial assets (other than derivatives)
The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. If there is no market quotation, fair value is estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.
(c) Derivative financial instruments
Criteria and methodologies for calculating the fair value of derivative financial instruments are described in Note 8.
(d) Other financial assets and liabilities
Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.
Financial instruments not measured at fair value (securities trading and intermediation, accounts receivable and accounts payables) were not disclosed as their carrying amounts approximates their fair values.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2019
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Other financial assets	—	20,191	20,191	20,191
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	98,601	98,601	98,631

	2018
	Level 1	Level 2	Fair Value	Book Value
Financial Assets
Financial assets at Fair value through profit or loss
Securities	5,259,591	1,031,380	6,290,971	6,290,971
Derivative financial instruments	6,599	1,685,432	1,692,031	1,692,031
Fair value through other comprehensive income
Securities	695,778	—	695,778	695,778
Evaluated at amortized cost
Securities	—	153,709	153,709	155,292
Securities purchased under agreements to resell	—	6,568,246	6,568,246	6,570,609
Securities trading and intermediation	—	898,312	898,312	898,312
Accounts receivable	—	219,200	219,200	219,200
Other financial assets	—	60,423	60,423	60,423
Financial liabilities
Fair value through profit or loss
Securities loaned	1,259,579	—	1,259,579	1,259,579
Derivative financial instruments	—	991,399	991,399	991,399
Evaluated at amortized cost
Securities sold under repurchase agreements	—	6,792,316	6,792,316	6,640,694
Securities trading and intermediation	—	5,306,628	5,306,628	5,306,628
Borrowings	—	459,487	459,487	469,609
Debentures	—	406,540	406,540	406,538
Accounts payables	—	134,579	134,579	134,579
Other financial liabilities	—	7,011	7,011	7,011